UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 4/30/12

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS- 0.5%
	DEBT FUNDS- 0.5%
995	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$ 99,968
10,090	SPDR Barclays Capital High Yield Bond ETF	400,876
	TOTAL EXCHANGE TRADED FUNDS (Cost- $500,453)	500,844

	MUTUAL FUNDS - 98.0%
	DEBT FUNDS - 98.0%
1,160,138	AllianceBernstein High Income Fund - I Shares	10,510,853
1,525,198	Columbia Income Opportunities Fund - Class A	14,672,407
653,171	DoubleLine Total Return Bond Fund - I Shares	7,315,520
828,474	Hartford Floating Rate Fund - I Shares	7,348,561
1,088,570	Ivy High Income Fund - I Shares	9,100,446
227,533	MainStay High Yield Municipal Bond Fund - I Shares	2,589,325
385,630	MFS Municipal High Income Fund - A Shares	3,088,900
775,891	Nuveen High Yield Municipal Bond Fund - I Shares	12,546,154
1,612,018	PIMCO High Yield Fund - Institutional Class	15,040,125
1,687,801	TCW Emerging Markets Income Fund- I Shares	14,903,281
	TOTAL MUTUAL FUNDS ( Cost - $94,271,068)	97,115,572

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUNDS - 1.6%
304,312	Dreyfus Government Cash Management
	Management - Institutional Class, 0.00% +	304,312
304,312	Fidelity Institutional Money Market Funds - Government
	Portfolio - Class I, 0.01% +	304,312
304,312	Goldman Sachs Financial Square Funds -
	Government Fund - Institutional Class, 0.03% +	304,312
304,312	JPMorgan U.S. Government Money
	Market Fund - Capital Class, 0.01% +	304,312
304,312	Milestone Treasury Obligations Portfolio -
	Institutional Class, 0.01% +	304,312
		1,521,560

	U.S. TREASURY - 0.2%
200,000	United States Treasury Bill, due 7/19/2012 0.050% *	199,978

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,721,538)	1,721,538

	TOTAL INVESTMENTS - 100.3% ( Cost - $96,493,059) (a)	$ 99,337,954
	LIABILITIES LESS OTHER ASSETS - (0.3)%	(277,691)
	NET ASSETS - 100.0%	$ 99,060,263

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,844,920
	Unrealized depreciation	(25)
	Net unrealized appreciation	$ 2,844,895
*Discount rate at time of purchase.
+ Reflects yield at April 30, 2012.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 500,844	$ -	$ -	$ 500,844
Mutual Funds	97,115,572	-	-	97,115,572
Short Term Investments	1,521,560	199,978	-	1,721,538
Total	$ 99,137,976	$ 199,978	$ -	$ 99,337,954

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/29/12

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/29/12